Other Receivables, Net	12 Months Ended
Mar. 31, 2026
Other Receivables, Net [Abstract]
Other Receivables, Net

Note 6 — Other receivables, net

Other receivables, net included the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Other receivables	450,084	91,231	11,637
Less: Provision for credit losses	(1,288)	-	-
Total Other receivables, net	$448,796	$91,231	$11,637

Other receivables include the out-of-pocket payments paid on behalf of and to be collected from the Company’s service clients.

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$729	$1,288	$164
Recovery	-	(1,288)	(164)
Addition	559	-	-
Ending balance	$1,288	$-	$-

For the years ended March 31, 2024, 2025 and 2026, the Company accrued additional provision for the credit losses for other receivables in an amount of HKD 18,368, HKD 559 and HKD nil (US$ nil), respectively, on its consolidated statements of income and comprehensive income.

During the years ended March 31, 2025 and 2026, the Company recovered the uncollectible receivables in an amount of HKD nil and HKD 1,288 (US$ 164), respectively.

The Company did not write off any uncollectible receivables during the years ended March 31, 2025 and 2026.